1933 Act File No. 333-184477
1940 Act File No. 811-22761

As filed with the Securities and Exchange Commission on February 7, 2013

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [  ]
POST-EFFECTIVE AMENDMENT NO. 2

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 4
(CHECK APPROPRIATE BOX OR BOXES)

STONE RIDGE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

405 LEXINGTON AVENUE, 55TH FLOOR
NEW YORK, NEW YORK 10174
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(212) 257-4778

JANE KORACH
STONE RIDGE TRUST
405 LEXINGTON AVENUE, 55TH FLOOR
NEW YORK, NEW YORK 10174
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MICHAEL S. CACCESE
CLAIR E. PAGNANO
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box: [  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement of Stone Ridge Trust (related to Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 7th day of February, 2013.

STONE RIDGE TRUST

By:	/s/ Jane Korach
Jane Korach, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
__________________* Ross Stevens	Trustee, President (Principal Executive Officer)	February 7, 2013
__________________* Patrick Kelly	Treasurer (Principal Financial Officer)	February 7, 2013
__________________* Jason Thomas	Trustee, Lead Independent Trustee	February 7, 2013
__________________* Daniel Charney	Trustee	February 7, 2013
__________________* Jason Ekberg	Trustee	February 7, 2013

* Power of Attorney

By:   /s/ Jane Korach
Attorney in Fact

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase